Financial Instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 23, 2021
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2023 are expected to occur and be reclassified to the statement of income over a period of two years.
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as at March 31, 2022 and 2023, or revenues for the years ended March 31, 2021, 2022 and 2023.
Unsecured Notes 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.50%		1.50%
Market yield on loans	4.915%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of interest rate swaps in other comprehensive income	₨ (67)
Increase in fair value of interest rate swaps in other comprehensive income	69
Increase in fair value of interest rate swaps in statement of income	329
Decrease in fair value of interest rate swaps in statement of income	(340)
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Additional interest expense on floating rate borrowing_interest rate sensitivity	887	₨ 951
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Decrease/increase in results by change in foreign currencies compared to functional currency	₨ 1,305	₨ 1,210
Increase/decrease in respective foreign currencies compared to functional currency	1.00%	1.00%
Increase in spot exchange rate of the Indian rupee with the U.S. dollar	₨ 1
Decrease in spot exchange rate of the Indian rupee with the U.S. dollar	1
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Increase in the fair value of foreign currency dollar denominated derivative instruments	3,360
Decrease in the fair value of foreign currency dollar denominated derivative instruments	3,341
Increase in the fair value of foreign currency dollar denominated derivative instruments in statement of income	1,502
Decrease in the fair value of foreign currency dollar denominated derivative instruments in statement of income	1,503
Increase in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	1,858
Decrease in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	₨ 1,838